Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Numerator and Denominator used to Compute Basic and Diluted Net Income/(loss) Per Share

					For the period from
					October 23, 2017
	Year Ended December 31, 2019		Year Ended December 31, 2018		(inception) to December 31, 2017
	Class A	Class F	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$2,861,626	$(1,403,250)	$2,140,135	$(403,406)	$—	$(23,684)
Denominator:
Weighted-average shares outstanding	40,000,000	10,000,000	10,300,000	8,919,047	—	10,781,250
Basic and diluted net income/(loss) per share	$0.07	$(0.14)	$0.21	$(0.05)	$—	$(0.00)